As filed with the Securities and Exchange Commission on June 20, 1997

Securities Act File No. 2-10685
Investment Company Act File No. 811-214

                             SECURITIES AND EXCHANGE COMMISSION
                                           FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /x/
                                  Pre-Effective Amendment No.             / /
                                Post-Effective Amendment No. 79           /x/
                                             and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                         Amendment No.                    /x/
                                (Check Appropriate Box or Boxes)



                                   SENTINEL GROUP FUNDS, INC.
                       (Exact Name of Registrant as Specified in Charter)


                National Life Drive
                Montpelier, Vermont                                 05604
      (Address of Principal Executive Offices)                      (Zip Code)
                                            (802) 229-3900
                         (Registrant's Telephone Number, including Area Code)



         D. Russell Morgan, Esq.                          Copy to:
      c/o Sentinel Group Funds, Inc.              John A. MacKinnon, Esq.
           National Life Drive                        Brown & Wood LLP
        Montpelier, Vermont 05604                  One World Trade Center
 (Name and Address of Agent for Service)       New York, New York 10048-0557


                                              -----------------

        It is proposed that this filing will become effective (check appropriate box)
             / / immediately upon filing pursuant to paragraph (b)
             /x/ on June 23, 1997 pursuant to paragraph (b)
             / / 60 days after filing pursuant to paragraph (a)(1)
             / / on (date) pursuant to paragraph (a)(1)
             / / 75 days after filing pursuant to paragraph (a)(2)
             / / on (date) pursuant to paragraph (a)(2) of Rule 485.
                        If appropriate, check the following box:
             / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                               -----------------


    The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on January 29, 1997.

This Amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Post-Effective Amendment No. 78 to this Registration Statement (File Nos. 2-10685 and 811-214) filed on April 8, 1997.

PART C

OTHER INFORMATION
--------------



ITEM 32.     UNDERTAKINGS
----------

    The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement under the Securities Act of 1933.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 20th day of June, 1997.


                             SENTINEL GROUP FUNDS, INC.
                                 (Registrant)

                             By:   /s/ Keniston P. Merrill
                                  ----------------------------------------
                                 Keniston P. Merrill
                                 Chairman


    As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature                                    Title                              Date
/s/ Keniston P. Merrill                      Chairman                           June 20, 1997
Keniston P. Merrill                          (Chief Executive
                                             Officer)

Richard J. Borda*                            Director
Richard J. Borda

Kalman J. Cohen*                             Director
Kalman J. Cohen

Richard D. Farman*                           Director
Richard D. Farman

John D. Feerick*                             Director
John D. Feerick

Richard J. Johannesen, Jr.*                  Director
Richard J. Johannesen, Jr.

Robert B. Mathias*                           Director
Robert B. Mathias

Deborah G. Miller*                           Director
Deborah G. Miller

John Raisian*                                Director
John Raisian

Stanley R. Reber*                            Director
Stanley R. Reber

Susan M. Sterne*                             Director
Susan M. Sterne

Angela E. Vallot*                            Director
Angela E. Vallot

/s/ John M. Grab, Jr.                        Vice President                     June 20, 1997
John M. Grab, Jr.                            and Principal Financial and
                                             Accounting Officer

*By  /s/ Keniston P. Merrill                                                    June 20, 1997
 Keniston P. Merrill,
 Attorney-in-Fact
